First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobile Components — 4.5%
289,742	Aptiv PLC (a)	$20,571,682
381,976	BorgWarner, Inc.	12,517,353
489,842	Gentex Corp.	16,801,581
122,123	Lear Corp.	15,371,622
		65,262,238
	Automobiles — 4.7%
1,332,314	Ford Motor Co.	16,187,615
508,886	General Motors Co.	22,660,694
527,618	Harley-Davidson, Inc.	18,144,783
113,089	Thor Industries, Inc.	11,243,308
		68,236,400
	Broadline Retail — 5.8%
98,088	Amazon.com, Inc. (a)	17,165,400
248,639	Coupang, Inc. (a)	5,594,378
335,224	eBay, Inc.	17,277,445
791,698	Kohl’s Corp.	18,953,250
663,824	Macy’s, Inc.	12,234,276
436,437	Nordstrom, Inc.	8,296,667
55,589	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,065,780
		83,587,196
	Commercial Services & Supplies — 2.0%
229,106	Copart, Inc. (a)	12,442,747
174,213	RB Global, Inc.	12,470,166
95,596	Rollins, Inc.	4,259,758
		29,172,671
	Consumer Staples Distribution & Retail — 2.9%
58,471	BJ’s Wholesale Club Holdings, Inc. (a)	4,366,614
18,112	Costco Wholesale Corp.	13,093,165
56,687	Dollar General Corp.	7,890,264
74,882	Target Corp.	12,054,504
73,513	Walmart, Inc.	4,362,997
		41,767,544
	Distributors — 1.6%
57,100	Genuine Parts Co.	8,976,691
331,269	LKQ Corp.	14,287,632
		23,264,323
	Diversified Consumer Services — 3.1%
156,079	Bright Horizons Family Solutions, Inc. (a)	16,186,953
97,422	Grand Canyon Education, Inc. (a)	12,666,808
180,137	H&R Block, Inc.	8,507,871
Shares	Description	Value

	Diversified Consumer Services (Continued)
570,747	Mister Car Wash, Inc. (a)	$3,818,297
59,605	Service Corp. International	4,274,275
		45,454,204
	Entertainment — 5.2%
33,341	Electronic Arts, Inc.	4,228,306
218,190	Live Nation Entertainment, Inc. (a)	19,399,273
21,850	Netflix, Inc. (a)	12,031,484
87,450	Spotify Technology S.A. (a)	24,524,478
2,026,704	Warner Bros Discovery, Inc. (a)	14,916,541
		75,100,082
	Ground Transportation — 4.7%
36,120	Avis Budget Group, Inc.	3,447,654
2,947,381	Hertz Global Holdings, Inc. (a)	13,410,583
1,192,661	Lyft, Inc., Class A (a)	18,653,218
299,753	Uber Technologies, Inc. (a)	19,864,631
199,008	U-Haul Holding Co.	12,203,171
		67,579,257
	Hotels, Restaurants & Leisure — 18.2%
53,628	Airbnb, Inc., Class A (a)	8,503,792
408,052	Aramark	12,857,719
1,220	Booking Holdings, Inc.	4,211,477
262,821	Boyd Gaming Corp.	14,063,552
404,507	Caesars Entertainment, Inc. (a)	14,489,441
270,703	Carnival Corp. (a)	4,011,818
6,087	Chipotle Mexican Grill, Inc. (a)	19,232,485
26,462	Darden Restaurants, Inc.	4,059,535
17,804	Domino’s Pizza, Inc.	9,423,123
508,213	DraftKings, Inc., Class A (a)	21,121,332
64,222	Expedia Group, Inc. (a)	8,646,208
62,209	Hilton Worldwide Holdings, Inc.	12,272,592
52,594	Marriott International, Inc., Class A	12,419,021
123,177	Marriott Vacations Worldwide Corp.	11,838,541
93,694	MGM Resorts International (a)	3,695,291
845,348	Norwegian Cruise Line Holdings Ltd. (a)	15,993,984
166,017	Royal Caribbean Cruises Ltd. (a)	23,180,954
149,402	Texas Roadhouse, Inc.	24,020,854
361,379	Travel + Leisure Co.	15,734,442
48,289	Wingstop, Inc.	18,581,124
43,268	Wynn Resorts Ltd.	3,965,512
		262,322,797
	Household Durables — 8.2%
140,249	D.R. Horton, Inc.	19,984,080
59,425	Garmin Ltd.	8,585,130
134,189	Lennar Corp., Class A	20,345,736

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
1,639	NVR, Inc. (a)	$12,192,275
191,328	PulteGroup, Inc.	21,317,766
155,695	Tempur Sealy International, Inc.	7,794,092
178,387	Toll Brothers, Inc.	21,247,675
73,949	Whirlpool Corp.	7,014,802
		118,481,556
	Leisure Products — 1.3%
223,285	Mattel, Inc. (a)	4,090,581
176,719	Polaris, Inc.	15,049,390
		19,139,971
	Media — 5.8%
424,364	Fox Corp., Class A	13,159,528
406,676	Interpublic Group of (The) Cos., Inc.	12,379,217
776,776	Liberty Media Corp.-Liberty SiriusXM (a)	18,689,231
102,343	New York Times (The) Co., Class A	4,403,819
168,957	News Corp., Class A	4,021,177
77,020	Nexstar Media Group, Inc.	12,327,821
45,714	Omnicom Group, Inc.	4,244,088
2,280,043	Sirius XM Holdings, Inc. (b)	6,703,326
101,196	Trade Desk (The), Inc., Class A (a)	8,384,089
		84,312,296
	Passenger Airlines — 5.3%
308,672	Alaska Air Group, Inc. (a)	13,279,069
576,323	American Airlines Group, Inc. (a)	7,786,124
482,097	Delta Air Lines, Inc.	24,138,597
454,602	Southwest Airlines Co.	11,792,376
369,531	United Airlines Holdings, Inc. (a)	19,016,065
		76,012,231
	Personal Care Products — 0.3%
369,839	Coty, Inc., Class A (a)	4,230,958
	Specialty Retail — 16.4%
139,377	AutoNation, Inc. (a)	22,460,604
2,807	AutoZone, Inc. (a)	8,298,615
176,861	Bath & Body Works, Inc.	8,033,027
161,769	Best Buy Co., Inc.	11,912,669
76,201	Burlington Stores, Inc. (a)	13,711,608
101,556	CarMax, Inc. (a)	6,902,761
102,632	Dick’s Sporting Goods, Inc.	20,622,874
102,375	Floor & Decor Holdings, Inc., Class A (a)	11,295,034
321,109	Gap (The), Inc.	6,589,157
11,531	Home Depot (The), Inc.	3,853,891
Shares	Description	Value

	Specialty Retail (Continued)
76,707	Lithia Motors, Inc.	$19,512,727
17,365	Lowe’s Cos., Inc.	3,959,046
31,655	Murphy USA, Inc.	13,099,472
7,836	O’Reilly Automotive, Inc. (a)	7,939,905
109,224	Penske Automotive Group, Inc.	16,701,442
25,403	RH (a)	6,275,811
60,279	Ross Stores, Inc.	7,809,145
43,614	TJX (The) Cos., Inc.	4,103,641
33,802	Tractor Supply Co.	9,230,650
8,460	Ulta Beauty, Inc. (a)	3,424,946
456,479	Victoria’s Secret & Co. (a)	8,043,160
130,326	Wayfair, Inc., Class A (a)	6,535,849
55,721	Williams-Sonoma, Inc.	15,979,668
		236,295,702
	Textiles, Apparel & Luxury Goods — 9.6%
208,941	Carter’s, Inc.	14,293,654
163,462	Columbia Sportswear Co.	13,016,479
123,040	Crocs, Inc. (a)	15,302,485
24,518	Deckers Outdoor Corp. (a)	20,067,247
125,831	PVH Corp.	13,690,413
47,117	Ralph Lauren Corp.	7,710,226
288,820	Skechers U.S.A., Inc., Class A (a)	19,076,561
372,644	Tapestry, Inc.	14,875,948
3,127,100	Under Armour, Inc., Class A (a)	21,045,383
		139,078,396
	Trading Companies & Distributors — 0.3%
25,341	SiteOne Landscape Supply, Inc. (a)	3,975,750
	Total Common Stocks	1,443,273,572
	(Cost $1,285,686,710)
MONEY MARKET FUNDS — 0.6%
7,034,547	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	7,034,547
1,979,467	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,979,467
	Total Money Market Funds	9,014,014
	(Cost $9,014,014)

	Total Investments — 100.5%	1,452,287,586
	(Cost $1,294,700,724)
	Net Other Assets and Liabilities — (0.5)%	(7,695,775)
	Net Assets — 100.0%	$1,444,591,811

First Trust Consumer Discretionary AlphaDEX® Fund (FXD)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $6,368,050 and the total value of the collateral held by the Fund is $7,034,547.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,443,273,572	$ 1,443,273,572	$ —	$ —
Money Market Funds	9,014,014	9,014,014	—	—
Total Investments	$1,452,287,586	$1,452,287,586	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Consumer Staples AlphaDEX® Fund (FXG)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 11.9%
11,998	Boston Beer (The) Co., Inc., Class A (a)	$3,340,363
70,755	Brown-Forman Corp., Class B	3,385,627
220,236	Celsius Holdings, Inc. (a)	15,696,220
59,699	Coca-Cola (The) Co.	3,687,607
357,260	Keurig Dr Pepper, Inc.	12,039,662
217,243	Molson Coors Beverage Co., Class B	12,439,334
		50,588,813
	Chemicals — 1.6%
126,665	Corteva, Inc.	6,856,376
	Consumer Staples Distribution & Retail — 12.1%
34,408	Casey’s General Stores, Inc.	10,996,109
253,815	Grocery Outlet Holding Corp. (a)	6,591,575
127,862	Kroger (The) Co.	7,080,998
195,734	Performance Food Group Co. (a)	13,286,424
89,983	Sysco Corp.	6,687,537
135,349	US Foods Holding Corp. (a)	6,801,287
		51,443,930
	Food Products — 51.3%
290,749	Archer-Daniels-Midland Co.	17,055,336
178,131	Bunge Global S.A.	18,126,611
328,674	Campbell Soup Co.	15,023,689
492,900	Conagra Brands, Inc.	15,171,462
392,646	Darling Ingredients, Inc. (a)	16,636,411
153,785	Flowers Foods, Inc.	3,835,398
157,621	Freshpet, Inc. (a)	16,718,860
156,598	General Mills, Inc.	11,033,895
37,557	Hershey (The) Co.	7,283,053
314,049	Hormel Foods Corp.	11,167,582
156,286	Ingredion, Inc.	17,908,813
395,923	Kraft Heinz (The) Co.	15,286,587
137,140	Lamb Weston Holdings, Inc.	11,429,248
47,551	McCormick & Co., Inc.	3,616,729
156,531	Mondelez International, Inc., Class A	11,260,840
319,265	Pilgrim’s Pride Corp. (a)	11,499,925
137,463	Post Holdings, Inc. (a)	14,591,697
		217,646,136
	Health Care Providers & Services — 11.5%
75,155	Cencora, Inc.	17,965,803
183,169	CVS Health Corp.	12,402,373
34,017	McKesson Corp.	18,274,272
		48,642,448
	Household Products — 7.9%
70,029	Church & Dwight Co., Inc.	7,555,429
Shares	Description	Value

	Household Products (Continued)
23,855	Clorox (The) Co.	$3,527,439
28,236	Kimberly-Clark Corp.	3,855,061
45,022	Procter & Gamble (The) Co.	7,347,590
383,655	Reynolds Consumer Products, Inc.	10,984,043
		33,269,562
	Tobacco — 3.5%
251,196	Altria Group, Inc.	11,004,897
39,865	Philip Morris International, Inc.	3,784,783
		14,789,680
	Total Common Stocks	423,236,945
	(Cost $406,506,316)
MONEY MARKET FUNDS — 0.1%
698,498	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	698,498
	(Cost $698,498)

	Total Investments — 99.9%	423,935,443
	(Cost $407,204,814)
	Net Other Assets and Liabilities — 0.1%	242,979
	Net Assets — 100.0%	$424,178,422

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 423,236,945	$ 423,236,945	$ —	$ —
Money Market Funds	698,498	698,498	—	—
Total Investments	$423,935,443	$423,935,443	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Energy AlphaDEX® Fund (FXN)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Electrical Equipment — 1.2%
2,872,886	ChargePoint Holdings, Inc. (a) (b)	$3,820,938
1,586,776	Plug Power, Inc. (a) (b)	3,665,453
		7,486,391
	Energy Equipment & Services — 11.4%
372,434	Baker Hughes Co.	12,148,797
415,394	Halliburton Co.	15,564,813
1,597,927	NOV, Inc.	29,545,670
227,629	Schlumberger N.V.	10,807,825
217,396	TechnipFMC PLC	5,569,686
		73,636,791
	Oil, Gas & Consumable Fuels — 84.4%
388,241	Antero Midstream Corp.	5,373,255
430,238	Antero Resources Corp. (a)	14,632,394
725,810	APA Corp.	22,819,466
33,835	Cheniere Energy, Inc.	5,339,840
351,148	Chesapeake Energy Corp. (b)	31,561,182
158,192	Chevron Corp.	25,511,624
128,663	ConocoPhillips	16,162,646
895,033	Coterra Energy, Inc.	24,488,103
497,257	Devon Energy Corp.	25,449,613
125,922	Diamondback Energy, Inc.	25,326,692
268,015	DT Midstream, Inc.	16,670,533
195,195	EOG Resources, Inc.	25,791,115
841,415	EQT Corp.	33,732,327
140,870	Exxon Mobil Corp.	16,660,695
516,670	HF Sinclair Corp.	28,029,348
892,900	Kinder Morgan, Inc.	16,322,212
1,100,603	Marathon Oil Corp.	29,551,191
81,265	Marathon Petroleum Corp.	14,767,476
178,443	New Fortress Energy, Inc.	4,675,207
251,971	Occidental Petroleum Corp.	16,665,362
155,618	ONEOK, Inc.	12,312,496
601,005	Ovintiv, Inc.	30,843,577
100,249	Phillips 66	14,356,659
724,736	Range Resources Corp.	26,025,270
111,404	Targa Resources Corp.	12,706,740
9,422	Texas Pacific Land Corp.	5,429,899
182,736	Valero Energy Corp.	29,214,004
320,143	Williams (The) Cos., Inc.	12,280,685
		542,699,611
Shares	Description	Value

	Semiconductors & Semiconductor Equipment — 2.8%
45,107	Enphase Energy, Inc. (a)	$4,905,838
73,924	First Solar, Inc. (a)	13,032,801
		17,938,639
	Total Common Stocks	641,761,432
	(Cost $640,127,887)
MONEY MARKET FUNDS — 6.0%
37,390,279	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	37,390,279
1,063,657	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,063,657
	Total Money Market Funds	38,453,936
	(Cost $38,453,936)

	Total Investments — 105.8%	680,215,368
	(Cost $678,581,823)
	Net Other Assets and Liabilities — (5.8)%	(37,067,221)
	Net Assets — 100.0%	$643,148,147

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $35,219,684 and the total value of the collateral held by the Fund is $37,390,279.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 641,761,432	$ 641,761,432	$ —	$ —
Money Market Funds	38,453,936	38,453,936	—	—
Total Investments	$680,215,368	$680,215,368	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 31.7%
221,852	Bank of America Corp.	$8,210,743
323,848	Bank OZK	14,459,813
91,441	BOK Financial Corp.	8,113,560
186,237	Citigroup, Inc.	11,421,915
231,817	Citizens Financial Group, Inc.	7,907,278
608,666	Columbia Banking System, Inc.	11,449,007
214,178	Comerica, Inc.	10,745,310
52,711	Commerce Bancshares, Inc.	2,882,237
24,911	Cullen/Frost Bankers, Inc.	2,599,214
106,340	East West Bancorp, Inc.	7,921,267
835,296	F.N.B. Corp.	11,142,849
158,260	Fifth Third Bancorp	5,770,160
9,004	First Citizens BancShares, Inc., Class A	15,187,587
383,089	First Hawaiian, Inc.	8,079,347
764,784	First Horizon Corp.	11,410,577
844,278	Huntington Bancshares, Inc.	11,372,425
29,400	JPMorgan Chase & Co.	5,637,156
177,369	KeyCorp	2,570,077
80,980	M&T Bank Corp.	11,692,702
1,234,040	NU Holdings Ltd., Class A (a)	13,401,674
97,959	Pinnacle Financial Partners, Inc.	7,513,455
36,441	PNC Financial Services Group (The), Inc.	5,584,948
66,850	Popular, Inc.	5,681,582
89,523	Prosperity Bancshares, Inc.	5,547,740
399,840	Regions Financial Corp.	7,704,917
147,001	Synovus Financial Corp.	5,261,166
131,742	U.S. Bancorp	5,352,677
231,980	Webster Financial Corp.	10,167,683
101,601	Wells Fargo & Co.	6,026,971
131,059	Western Alliance Bancorp	7,448,083
80,589	Wintrust Financial Corp.	7,788,121
193,840	Zions Bancorp N.A.	7,904,795
		263,957,036
	Capital Markets — 22.5%
87,910	Affiliated Managers Group, Inc.	13,722,751
26,862	Ameriprise Financial, Inc.	11,061,503
63,262	Ares Management Corp., Class A	8,419,540
146,002	Bank of New York Mellon (The) Corp.	8,247,653
3,364	BlackRock, Inc.	2,538,609
780,600	Blue Owl Capital, Inc.	14,745,534
15,263	Cboe Global Markets, Inc.	2,764,892
418,986	Franklin Resources, Inc.	9,569,640
14,099	Goldman Sachs Group (The), Inc.	6,016,184
447,617	Janus Henderson Group PLC	13,974,603
63,587	Jefferies Financial Group, Inc.	2,738,056
Shares	Description	Value

	Capital Markets (Continued)
146,372	KKR & Co., Inc.	$13,622,842
31,842	LPL Financial Holdings, Inc.	8,569,637
29,781	Morgan Stanley	2,705,306
19,096	Morningstar, Inc.	5,397,484
66,226	Northern Trust Corp.	5,456,360
21,837	Raymond James Financial, Inc.	2,664,114
117,005	SEI Investments Co.	7,716,480
152,324	State Street Corp.	11,041,967
35,874	Stifel Financial Corp.	2,867,050
120,752	T. Rowe Price Group, Inc.	13,230,797
131,742	TPG, Inc.	5,678,080
26,919	Tradeweb Markets, Inc., Class A	2,737,932
409,971	Virtu Financial, Inc., Class A	8,896,371
109,283	XP, Inc., Class A	2,237,023
		186,620,408
	Consumer Finance — 4.5%
290,162	Ally Financial, Inc.	11,127,713
230,527	OneMain Holdings, Inc.	12,012,762
675,635	SLM Corp.	14,316,705
		37,457,180
	Financial Services — 7.8%
130,920	Apollo Global Management, Inc.	14,189,110
35,009	Berkshire Hathaway, Inc., Class B (a)	13,889,121
97,606	Corebridge Financial, Inc. (b)	2,592,415
221,328	Equitable Holdings, Inc.	8,169,216
658,413	MGIC Investment Corp.	13,352,616
404,731	Rocket Cos., Inc., Class A (a)	4,970,097
811,135	UWM Holdings Corp.	5,110,150
37,936	Voya Financial, Inc.	2,585,718
		64,858,443
	Insurance — 31.7%
97,981	Aflac, Inc.	8,196,111
20,546	American Financial Group, Inc.	2,624,751
150,667	American International Group, Inc.	11,346,732
159,262	Arch Capital Group Ltd. (a)	14,897,367
11,215	Arthur J. Gallagher & Co.	2,632,048
14,897	Assurant, Inc.	2,598,037
168,734	Assured Guaranty Ltd.	12,941,898
90,570	Axis Capital Holdings Ltd.	5,554,658
134,540	Brown & Brown, Inc.	10,970,392
32,464	Chubb Ltd.	8,071,849
118,564	Cincinnati Financial Corp.	13,716,669
37,037	Everest Group Ltd.	13,570,727
52,810	Fidelity National Financial, Inc.	2,614,095
96,460	First American Financial Corp.	5,167,362
50,604	Globe Life, Inc.	3,854,507
81,637	Hartford Financial Services Group (The), Inc.	7,909,809
22,444	Kinsale Capital Group, Inc.	8,152,783

First Trust Financials AlphaDEX® Fund (FXO)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
263,471	Lincoln National Corp.	$7,184,854
150,437	Loews Corp.	11,305,340
7,741	Markel Group, Inc. (a)	11,289,474
191,694	Old Republic International Corp.	5,723,983
33,258	Primerica, Inc.	7,046,040
71,184	Progressive (The) Corp.	14,824,068
23,885	Prudential Financial, Inc.	2,638,815
30,531	Reinsurance Group of America, Inc.	5,708,992
62,640	RenaissanceRe Holdings Ltd.	13,733,820
212,210	Ryan Specialty Holdings, Inc.	10,470,441
12,185	Travelers (The) Cos., Inc.	2,585,170
274,358	Unum Group	13,909,951
31,707	W.R. Berkley Corp.	2,440,488
8,205	White Mountains Insurance Group Ltd.	14,589,639
21,415	Willis Towers Watson PLC	5,378,163
		263,649,033
	Mortgage REITs — 1.7%
1,055,347	Rithm Capital Corp.	11,735,459
137,934	Starwood Property Trust, Inc.	2,616,608
		14,352,067
	Total Common Stocks	830,894,167
	(Cost $767,449,517)
MONEY MARKET FUNDS — 0.4%
2,543,790	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	2,543,790
1,101,998	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,101,998
	Total Money Market Funds	3,645,788
	(Cost $3,645,788)

	Total Investments — 100.3%	834,539,955
	(Cost $771,095,305)
	Net Other Assets and Liabilities — (0.3)%	(2,586,400)
	Net Assets — 100.0%	$831,953,555

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,462,112 and the total value of the collateral held by the Fund is $2,543,790.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 830,894,167	$ 830,894,167	$ —	$ —
Money Market Funds	3,645,788	3,645,788	—	—
Total Investments	$834,539,955	$834,539,955	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Biotechnology — 19.0%
28,262	AbbVie, Inc.	$4,596,532
18,100	Amgen, Inc.	4,958,314
87,556	Apellis Pharmaceuticals, Inc. (a)	3,869,099
71,601	Biogen, Inc. (a)	15,381,327
921,727	Exelixis, Inc. (a)	21,623,715
298,603	Gilead Sciences, Inc.	19,468,915
383,933	Incyte Corp. (a)	19,983,713
298,936	Natera, Inc. (a)	27,765,176
111,946	Neurocrine Biosciences, Inc. (a)	15,397,053
16,042	Regeneron Pharmaceuticals, Inc. (a)	14,287,968
2,593,998	Roivant Sciences Ltd. (a)	28,274,578
84,477	Sarepta Therapeutics, Inc. (a)	10,699,857
234,232	Ultragenyx Pharmaceutical, Inc. (a)	9,964,229
119,018	United Therapeutics Corp. (a)	27,889,488
26,164	Vertex Pharmaceuticals, Inc. (a)	10,277,481
		234,437,445
	Health Care Equipment & Supplies — 24.7%
96,219	Abbott Laboratories	10,196,327
15,694	Align Technology, Inc. (a)	4,431,672
120,414	Baxter International, Inc.	4,861,113
20,798	Becton Dickinson & Co.	4,879,211
111,315	Dexcom, Inc. (a)	14,180,418
161,568	Edwards Lifesciences Corp. (a)	13,679,963
175,120	Enovis Corp. (a)	9,671,878
240,595	GE HealthCare Technologies, Inc.	18,342,963
95,946	Globus Medical, Inc., Class A (a)	4,777,151
140,281	Hologic, Inc. (a)	10,629,091
143,864	ICU Medical, Inc. (a)	14,087,163
9,531	IDEXX Laboratories, Inc. (a)	4,696,496
23,961	Inspire Medical Systems, Inc. (a)	5,790,415
435,529	Integra LifeSciences Holdings Corp. (a)	12,704,381
54,807	Intuitive Surgical, Inc. (a)	20,312,570
74,472	Masimo Corp. (a)	10,009,781
177,160	Medtronic PLC	14,215,318
456,250	QuidelOrtho Corp. (a)	18,500,937
55,225	ResMed, Inc.	11,817,598
83,963	Shockwave Medical, Inc. (a)	27,723,743
48,644	STERIS PLC	9,950,617
43,142	Stryker Corp.	14,517,283
308,848	Tandem Diabetes Care, Inc. (a)	11,331,633
68,264	Teleflex, Inc.	14,250,110
165,727	Zimmer Biomet Holdings, Inc.	19,933,644
		305,491,476
Shares	Description	Value

	Health Care Providers & Services — 28.4%
843,688	agilon health, Inc. (a)	$4,640,284
244,332	Cardinal Health, Inc.	25,175,969
278,703	Centene Corp. (a)	20,362,041
17,037	Chemed Corp.	9,677,016
75,279	Cigna Group (The)	26,877,614
198,049	DaVita, Inc. (a)	27,530,792
42,182	Elevance Health, Inc.	22,296,562
331,083	Encompass Health Corp.	27,605,701
81,974	HCA Healthcare, Inc.	25,397,185
204,443	Henry Schein, Inc. (a)	14,163,811
63,084	Humana, Inc.	19,057,046
23,557	Laboratory Corp. of America Holdings	4,743,673
66,551	Molina Healthcare, Inc. (a)	22,767,097
1,237,138	Premier, Inc., Class A	25,831,441
164,319	Quest Diagnostics, Inc.	22,705,599
399,572	R1 RCM, Inc. (a)	4,910,740
104,047	Tenet Healthcare Corp. (a)	11,683,438
31,209	UnitedHealth Group, Inc.	15,095,793
119,875	Universal Health Services, Inc., Class B	20,430,296
		350,952,098
	Health Care Technology — 1.5%
191,249	Doximity, Inc., Class A (a)	4,645,438
340,827	Teladoc Health, Inc. (a)	4,345,544
47,203	Veeva Systems, Inc., Class A (a)	9,372,628
		18,363,610
	Life Sciences Tools & Services — 10.6%
35,368	Agilent Technologies, Inc.	4,846,831
73,114	Bio-Techne Corp.	4,621,536
232,836	Bruker Corp.	18,163,536
56,984	Charles River Laboratories International, Inc. (a)	13,049,336
65,108	ICON PLC (a)	19,394,371
61,053	IQVIA Holdings, Inc. (a)	14,150,254
67,650	Medpace Holdings, Inc. (a)	26,271,877
359,140	QIAGEN N.V.	15,202,396
104,155	Revvity, Inc.	10,672,763
8,855	Thermo Fisher Scientific, Inc.	5,036,016
		131,408,916
	Pharmaceuticals — 15.7%
504,164	Bristol-Myers Squibb Co.	22,152,966
35,144	Eli Lilly & Co.	27,450,978
181,636	Jazz Pharmaceuticals PLC (a)	20,116,187
69,135	Johnson & Johnson	9,996,230
117,009	Merck & Co., Inc.	15,119,903
821,249	Organon & Co.	15,283,444
679,485	Perrigo Co. PLC	22,191,980

First Trust Health Care AlphaDEX® Fund (FXH)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
394,101	Pfizer, Inc.	$10,096,868
900,255	Royalty Pharma PLC, Class A	24,937,063
2,289,845	Viatris, Inc.	26,493,507
		193,839,126
	Total Common Stocks	1,234,492,671
	(Cost $1,178,512,752)
MONEY MARKET FUNDS — 0.1%
1,402,977	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	1,402,977
	(Cost $1,402,977)

	Total Investments — 100.0%	1,235,895,648
	(Cost $1,179,915,729)
	Net Other Assets and Liabilities — (0.0)%	(446,439)
	Net Assets — 100.0%	$1,235,449,209

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,234,492,671	$ 1,234,492,671	$ —	$ —
Money Market Funds	1,402,977	1,402,977	—	—
Total Investments	$1,235,895,648	$1,235,895,648	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 8.7%
63,018	Axon Enterprise, Inc. (a)	$19,766,226
249,408	BWX Technologies, Inc.	23,885,804
38,517	Curtiss-Wright Corp.	9,760,978
34,899	General Dynamics Corp.	10,019,154
25,807	HEICO Corp.	5,352,372
67,648	Huntington Ingalls Industries, Inc.	18,733,761
46,264	L3Harris Technologies, Inc.	9,902,809
50,540	RTX Corp.	5,130,821
709,572	Spirit AeroSystems Holdings, Inc., Class A (a)	22,706,304
160,082	Textron, Inc.	13,541,336
16,009	TransDigm Group, Inc.	19,979,712
31,982	Woodward, Inc.	5,192,598
		163,971,875
	Air Freight & Logistics — 3.0%
81,093	Expeditors International of Washington, Inc.	9,026,462
68,050	FedEx Corp.	17,814,129
285,650	GXO Logistics, Inc. (a)	14,185,379
103,321	United Parcel Service, Inc., Class B	15,237,781
		56,263,751
	Building Products — 8.7%
110,199	A.O. Smith Corp.	9,128,885
89,158	Advanced Drainage Systems, Inc.	13,997,806
73,184	Allegion PLC	8,896,247
158,727	Armstrong World Industries, Inc.	18,234,558
94,544	Builders FirstSource, Inc. (a)	17,284,534
12,579	Carlisle Cos., Inc.	4,883,797
58,216	Fortune Brands Innovations, Inc.	4,255,590
235,098	Johnson Controls International PLC	15,297,827
62,490	Masco Corp.	4,277,440
153,444	Owens Corning	25,810,815
85,258	Trane Technologies PLC	27,055,774
153,949	Trex Co., Inc. (a)	13,632,184
		162,755,457
	Chemicals — 2.4%
286,669	Axalta Coating Systems Ltd. (a)	9,012,873
128,584	DuPont de Nemours, Inc.	9,322,340
34,018	PPG Industries, Inc.	4,388,322
82,881	RPM International, Inc.	8,860,808
44,213	Sherwin-Williams (The) Co.	13,246,657
		44,831,000
	Commercial Services & Supplies — 2.7%
22,352	Cintas Corp.	14,715,216
Shares	Description	Value

	Commercial Services & Supplies (Continued)
79,325	MSA Safety, Inc.	$14,310,230
106,745	Tetra Tech, Inc.	20,785,386
		49,810,832
	Construction & Engineering — 4.5%
73,086	EMCOR Group, Inc.	26,104,127
1,015,647	MDU Resources Group, Inc.	25,086,481
98,515	Quanta Services, Inc.	25,472,038
21,592	Valmont Industries, Inc.	4,422,041
106,007	WillScot Mobile Mini Holdings Corp. (a)	3,918,019
		85,002,706
	Construction Materials — 2.5%
94,183	Eagle Materials, Inc.	23,612,620
8,030	Martin Marietta Materials, Inc.	4,714,172
72,245	Vulcan Materials Co.	18,612,479
		46,939,271
	Consumer Finance — 3.6%
112,407	American Express Co.	26,306,610
103,142	Capital One Financial Corp.	14,793,657
593,559	Synchrony Financial	26,104,725
		67,204,992
	Containers & Packaging — 7.3%
1,036,650	Amcor PLC	9,267,651
68,514	AptarGroup, Inc.	9,892,051
423,187	Berry Global Group, Inc.	23,969,312
124,381	Crown Holdings, Inc.	10,207,949
877,119	Graphic Packaging Holding Co.	22,673,526
80,918	Packaging Corp. of America	13,997,196
132,507	Sealed Air Corp.	4,171,320
406,035	Silgan Holdings, Inc.	18,945,593
442,501	Sonoco Products Co.	24,802,181
		137,926,779
	Diversified Consumer Services — 0.8%
2,285,205	ADT, Inc.	14,853,832
	Electrical Equipment — 3.3%
57,144	Acuity Brands, Inc.	14,188,855
26,950	AMETEK, Inc.	4,707,087
43,459	Emerson Electric Co.	4,684,011
39,077	Generac Holdings, Inc. (a)	5,312,909
47,506	Hubbell, Inc.	17,601,923
203,667	nVent Electric PLC	14,678,281
		61,173,066

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components — 4.0%
248,088	Crane NXT Co.	$15,086,231
63,041	Keysight Technologies, Inc. (a)	9,326,285
81,359	Littelfuse, Inc.	18,764,640
35,768	Teledyne Technologies, Inc. (a)	13,644,777
434,681	Vontier Corp.	17,661,089
		74,483,022
	Financial Services — 7.8%
233,117	Block, Inc. (a)	17,017,541
31,951	Corpay, Inc. (a)	9,653,675
139,693	Euronet Worldwide, Inc. (a)	14,343,677
123,372	Fiserv, Inc. (a)	18,835,203
114,892	Global Payments, Inc.	14,105,291
56,747	Jack Henry & Associates, Inc.	9,232,170
20,470	Mastercard, Inc., Class A	9,236,064
229,236	PayPal Holdings, Inc. (a)	15,569,709
74,605	Shift4 Payments, Inc., Class A (a)	4,316,645
17,661	Visa, Inc., Class A	4,743,921
1,098,467	Western Union (The) Co.	14,763,397
64,650	WEX, Inc. (a)	13,657,959
		145,475,252
	Ground Transportation — 6.8%
414,258	CSX Corp.	13,761,651
77,072	J.B. Hunt Transport Services, Inc.	12,529,595
358,362	Knight-Swift Transportation Holdings, Inc.	16,567,075
51,142	Landstar System, Inc.	8,919,676
19,339	Norfolk Southern Corp.	4,454,158
22,476	Old Dominion Freight Line, Inc.	4,084,114
212,948	Ryder System, Inc.	25,947,714
33,706	Saia, Inc. (a)	13,375,552
1,130,491	Schneider National, Inc., Class B	23,378,554
20,044	Union Pacific Corp.	4,753,635
		127,771,724
	Household Durables — 1.2%
58,072	TopBuild Corp. (a)	23,499,996
	Industrial Conglomerates — 0.2%
24,016	Honeywell International, Inc.	4,628,604
	Leisure Products — 0.9%
204,278	Brunswick Corp.	16,472,978
	Machinery — 17.0%
208,049	AGCO Corp.	23,757,115
315,357	Allison Transmission Holdings, Inc.	23,194,507
Shares	Description	Value

	Machinery (Continued)
69,849	Caterpillar, Inc.	$23,369,380
1,974,867	CNH Industrial N.V.	22,513,484
48,005	Deere & Co.	18,789,637
132,009	Donaldson Co., Inc.	9,531,050
55,639	Dover Corp.	9,976,073
57,305	Fortive Corp.	4,313,347
1,113,329	Gates Industrial Corp. PLC (a)	19,616,857
52,741	Graco, Inc.	4,229,828
20,201	IDEX Corp.	4,453,512
72,472	ITT, Inc.	9,373,529
77,188	Lincoln Electric Holdings, Inc.	16,945,082
95,508	Middleby (The) Corp. (a)	13,272,747
17,955	Nordson Corp.	4,635,801
205,230	Oshkosh Corp.	23,041,172
99,312	Otis Worldwide Corp.	9,057,254
159,150	PACCAR, Inc.	16,887,407
8,868	Parker-Hannifin Corp.	4,832,262
115,386	Pentair PLC	9,125,879
66,563	Snap-on, Inc.	17,836,222
67,674	Westinghouse Air Brake Technologies Corp.	10,900,928
152,562	Xylem, Inc.	19,939,853
		319,592,926
	Marine Transportation — 1.2%
206,851	Kirby Corp. (a)	22,573,650
	Paper & Forest Products — 0.5%
117,490	Louisiana-Pacific Corp.	8,599,093
	Professional Services — 5.1%
172,421	Booz Allen Hamilton Holding Corp.	25,461,409
36,851	Equifax, Inc.	8,114,222
46,882	FTI Consulting, Inc. (a)	10,024,778
776,762	Genpact Ltd.	23,877,664
64,128	Jacobs Solutions, Inc.	9,204,292
63,489	ManpowerGroup, Inc.	4,790,245
193,700	Robert Half, Inc.	13,392,418
		94,865,028
	Software — 0.7%
12,288	Fair Isaac Corp. (a)	13,926,359
	Trading Companies & Distributors — 7.0%
497,558	Air Lease Corp.	24,997,314
90,267	Ferguson PLC	18,947,043
203,184	MSC Industrial Direct Co., Inc., Class A	18,538,508
35,493	United Rentals, Inc.	23,708,969
19,381	W.W. Grainger, Inc.	17,856,684

First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors (Continued)
11,412	Watsco, Inc.	$5,109,381
149,429	WESCO International, Inc.	22,825,280
		131,983,179
	Total Common Stocks	1,874,605,372
	(Cost $1,599,831,276)
MONEY MARKET FUNDS — 0.1%
1,321,628	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	1,321,628
	(Cost $1,321,628)

	Total Investments — 100.0%	1,875,927,000
	(Cost $1,601,152,904)
	Net Other Assets and Liabilities — (0.0)%	(745,912)
	Net Assets — 100.0%	$1,875,181,088

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,874,605,372	$ 1,874,605,372	$ —	$ —
Money Market Funds	1,321,628	1,321,628	—	—
Total Investments	$1,875,927,000	$1,875,927,000	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Materials AlphaDEX® Fund (FXZ)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.8%
49,471	Hexcel Corp.	$3,176,533
	Chemicals — 57.1%
51,002	Air Products and Chemicals, Inc.	12,053,813
156,325	Albemarle Corp.	18,807,461
126,903	Ashland, Inc.	12,097,663
119,832	Celanese Corp.	18,407,394
247,498	CF Industries Holdings, Inc.	19,544,917
137,243	Chemours (The) Co.	3,671,250
124,426	Dow, Inc.	7,079,839
143,843	Eastman Chemical Co.	13,584,533
53,515	Ecolab, Inc.	12,102,417
144,276	Element Solutions, Inc.	3,337,104
323,301	FMC Corp.	19,077,992
276,910	Huntsman Corp.	6,607,073
41,913	International Flavors & Fragrances, Inc.	3,547,935
15,524	Linde PLC	6,845,463
140,946	LyondellBasell Industries N.V., Class A	14,090,372
634,451	Mosaic (The) Co.	19,915,417
19,471	NewMarket Corp.	10,259,659
245,170	Olin Corp.	12,817,488
96,634	Scotts Miracle-Gro (The) Co.	6,623,294
80,868	Westlake Corp.	11,916,708
		232,387,792
	Containers & Packaging — 4.4%
32,286	Avery Dennison Corp.	7,015,102
316,673	International Paper Co.	11,064,554
		18,079,656
	Machinery — 4.4%
13,331	RBC Bearings, Inc. (a)	3,260,096
164,885	Timken (The) Co.	14,711,040
		17,971,136
	Metals & Mining — 27.1%
106,660	Alcoa Corp.	3,748,032
633,949	Cleveland-Cliffs, Inc. (a)	10,713,738
153,296	Freeport-McMoRan, Inc.	7,655,602
252,027	MP Materials Corp. (a)	4,032,432
100,558	Newmont Corp.	4,086,677
104,064	Nucor Corp.	17,537,906
43,137	Reliance, Inc.	12,281,967
59,174	Royal Gold, Inc.	7,108,573
67,668	Southern Copper Corp.	7,894,826
3,232,284	SSR Mining, Inc.	17,325,042
138,935	Steel Dynamics, Inc.	18,078,222
		110,463,017
	Specialty Retail — 3.4%
323,446	Valvoline, Inc. (a)	13,752,924
Shares	Description	Value

	Trading Companies & Distributors — 2.7%
160,183	Fastenal Co.	$10,882,833
	Total Common Stocks	406,713,891
	(Cost $450,009,298)
MONEY MARKET FUNDS — 0.1%
227,092	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	227,092
	(Cost $227,092)

	Total Investments — 100.0%	406,940,983
	(Cost $450,236,390)
	Net Other Assets and Liabilities — 0.0%	7,233
	Net Assets — 100.0%	$406,948,216

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 406,713,891	$ 406,713,891	$ —	$ —
Money Market Funds	227,092	227,092	—	—
Total Investments	$406,940,983	$406,940,983	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Communications Equipment — 1.0%
75,272	F5, Inc. (a)	$12,443,214
	Electrical Equipment — 2.1%
291,228	Vertiv Holdings Co., Class A	27,084,204
	Electronic Equipment, Instruments & Components — 9.8%
82,478	Amphenol Corp., Class A	9,960,868
183,721	Arrow Electronics, Inc. (a)	23,455,660
479,721	Avnet, Inc.	23,443,965
37,195	CDW Corp.	8,995,983
288,648	Corning, Inc.	9,635,070
262,262	IPG Photonics Corp. (a)	22,024,763
71,025	Jabil, Inc.	8,335,494
168,237	TD SYNNEX Corp.	19,825,048
		125,676,851
	Financial Services — 1.8%
954,437	Toast, Inc., Class A (a)	22,553,346
	Hotels, Restaurants & Leisure — 1.7%
172,702	DoorDash, Inc., Class A (a)	22,323,461
	Interactive Media & Services — 5.1%
63,035	Alphabet, Inc., Class A (a)	10,260,837
445,905	IAC, Inc. (a)	21,207,242
262,233	Match Group, Inc. (a)	8,082,021
48,981	Meta Platforms, Inc., Class A	21,070,157
130,345	Pinterest, Inc., Class A (a)	4,360,040
		64,980,297
	IT Services — 11.3%
131,214	Akamai Technologies, Inc. (a)	13,243,429
210,553	Amdocs Ltd.	17,684,347
196,506	Cloudflare, Inc., Class A (a)	17,174,624
324,526	Cognizant Technology Solutions Corp., Class A	21,314,868
897,107	DXC Technology Co. (a)	17,484,616
29,938	Gartner, Inc. (a)	12,352,119
160,327	GoDaddy, Inc., Class A (a)	19,620,818
23,665	International Business Machines Corp.	3,933,123
12,600	MongoDB, Inc. (a)	4,601,268
136,406	Okta, Inc. (a)	12,683,030
23,846	VeriSign, Inc. (a)	4,041,420
		144,133,662
	Professional Services — 7.4%
37,671	CACI International, Inc., Class A (a)	15,152,406
359,175	Concentrix Corp.	19,636,097
1,895,184	Dun & Bradstreet Holdings, Inc.	17,246,175
Shares	Description	Value

	Professional Services (Continued)
149,448	KBR, Inc.	$9,705,153
145,928	Science Applications International Corp.	18,780,934
221,699	SS&C Technologies Holdings, Inc.	13,720,951
		94,241,716
	Semiconductors & Semiconductor Equipment — 20.6%
79,067	Advanced Micro Devices, Inc. (a)	12,522,631
48,101	Analog Devices, Inc.	9,649,542
92,264	Applied Materials, Inc.	18,328,244
14,357	Broadcom, Inc.	18,667,976
154,178	Cirrus Logic, Inc. (a)	13,655,545
135,390	Entegris, Inc.	17,996,039
456,430	GLOBALFOUNDRIES, Inc. (a) (b)	22,310,298
215,391	Intel Corp.	6,562,964
20,428	KLA Corp.	14,080,816
14,688	Lam Research Corp.	13,137,094
159,076	Microchip Technology, Inc.	14,631,811
6,671	Monolithic Power Systems, Inc.	4,465,100
26,323	NVIDIA Corp.	22,743,599
323,380	ON Semiconductor Corp. (a)	22,688,341
56,196	QUALCOMM, Inc.	9,320,107
219,577	Skyworks Solutions, Inc.	23,404,712
40,052	Teradyne, Inc.	4,658,849
54,611	Texas Instruments, Inc.	9,634,473
26,828	Universal Display Corp.	4,238,287
		262,696,428
	Software — 33.1%
343,608	AppLovin Corp., Class A (a)	24,248,417
21,189	Aspen Technology, Inc. (a)	4,171,478
17,353	Autodesk, Inc. (a)	3,693,586
45,845	Cadence Design Systems, Inc. (a)	12,636,257
311,724	Confluent, Inc., Class A (a)	8,765,679
74,190	Crowdstrike Holdings, Inc., Class A (a)	21,703,543
115,459	Datadog, Inc., Class A (a)	14,490,105
75,887	DocuSign, Inc. (a)	4,295,204
53,946	Dolby Laboratories, Inc., Class A	4,189,446
128,529	DoubleVerify Holdings, Inc. (a)	3,765,900
391,515	Dropbox, Inc., Class A (a)	9,067,487
45,082	Elastic N.V. (a)	4,608,282
66,155	Fortinet, Inc. (a)	4,179,673
849,449	Gen Digital, Inc.	17,107,903
163,132	Gitlab, Inc., Class A (a)	8,559,536

First Trust Technology AlphaDEX® Fund (FXL)
Portfolio of Investments (Continued)
April 30, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
167,683	HashiCorp, Inc., Class A (a)	$5,442,990
22,776	HubSpot, Inc. (a)	13,776,519
543,647	Informatica, Inc., Class A (a)	16,836,748
14,636	Intuit, Inc.	9,156,574
76,041	Manhattan Associates, Inc. (a)	15,669,009
33,919	Microsoft Corp.	13,205,684
254,516	nCino, Inc. (a)	7,421,687
385,363	Nutanix, Inc., Class A (a)	23,391,534
113,611	Oracle Corp.	12,923,251
826,930	Palantir Technologies, Inc., Class A (a)	18,167,652
15,905	Palo Alto Networks, Inc. (a)	4,626,605
294,363	Pegasystems, Inc.	17,491,050
231,565	Procore Technologies, Inc. (a)	15,843,677
75,530	PTC, Inc. (a)	13,402,043
273,858	RingCentral, Inc., Class A (a)	8,111,674
8,058	Roper Technologies, Inc.	4,121,345
63,177	Salesforce, Inc.	16,990,822
408,143	SentinelOne, Inc., Class A (a)	8,624,062
24,958	ServiceNow, Inc. (a)	17,304,130
24,971	Synopsys, Inc. (a)	13,249,363
199,342	UiPath, Inc., Class A (a)	3,781,518
16,569	Workday, Inc., Class A (a)	4,054,931
145,538	Zoom Video Communications, Inc., Class A (a)	8,892,372
23,459	Zscaler, Inc. (a)	4,056,999
		422,024,735
	Technology Hardware, Storage & Peripherals — 6.1%
1,341,486	Hewlett Packard Enterprise Co.	22,805,262
472,228	HP, Inc.	13,264,885
181,268	NetApp, Inc.	18,527,402
457,483	Pure Storage, Inc., Class A (a)	23,057,143
		77,654,692
	Total Common Stocks	1,275,812,606
	(Cost $1,088,334,852)
Shares	Description	Value
MONEY MARKET FUNDS — 1.8%
21,600,233	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.11% (c) (d)	$21,600,233
1,631,842	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (c)	1,631,842
	Total Money Market Funds	23,232,075
	(Cost $23,232,075)

	Total Investments — 101.8%	1,299,044,681
	(Cost $1,111,566,927)
	Net Other Assets and Liabilities — (1.8)%	(22,346,985)
	Net Assets — 100.0%	$1,276,697,696

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $21,191,729 and the total value of the collateral held by the Fund is $21,600,233.

(c)	Rate shown reflects yield as of April 30, 2024.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,275,812,606	$ 1,275,812,606	$ —	$ —
Money Market Funds	23,232,075	23,232,075	—	—
Total Investments	$1,299,044,681	$1,299,044,681	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Utilities AlphaDEX® Fund (FXU)
Portfolio of Investments
April 30, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Commercial Services & Supplies — 2.4%
9,405	Clean Harbors, Inc. (a)	$1,781,777
9,890	Republic Services, Inc.	1,895,913
8,882	Waste Management, Inc.	1,847,634
		5,525,324
	Electric Utilities — 51.1%
112,696	Alliant Energy Corp.	5,612,261
43,979	American Electric Power Co., Inc.	3,783,513
259,783	Avangrid, Inc.	9,489,873
58,732	Duke Energy Corp.	5,771,006
53,535	Edison International	3,804,197
89,577	Entergy Corp.	9,555,179
177,341	Evergy, Inc.	9,301,535
31,676	Eversource Energy	1,920,199
201,575	Exelon Corp.	7,575,189
98,047	FirstEnergy Corp.	3,759,122
839,970	Hawaiian Electric Industries, Inc.	8,273,704
61,146	IDACORP, Inc.	5,795,418
59,249	NextEra Energy, Inc.	3,967,906
275,990	OGE Energy Corp.	9,563,053
451,860	PG&E Corp.	7,731,325
101,341	Pinnacle West Capital Corp.	7,463,765
137,544	PPL Corp.	3,776,958
26,392	Southern (The) Co.	1,939,812
140,896	Xcel Energy, Inc.	7,570,342
		116,654,357
	Gas Utilities — 6.5%
47,782	Atmos Energy Corp.	5,633,498
176,219	National Fuel Gas Co.	9,357,229
		14,990,727
	Independent Power and Renewable Electricity Producers — 9.5%
105,593	AES (The) Corp.	1,890,115
77,057	Brookfield Renewable Corp., Class A	1,790,805
328,554	Clearway Energy, Inc., Class C	7,681,592
135,915	Vistra Corp.	10,307,793
		21,670,305
	Multi-Utilities — 27.8%
76,797	Ameren Corp.	5,672,994
199,364	CenterPoint Energy, Inc.	5,809,467
62,754	CMS Energy Corp.	3,803,520
104,245	Consolidated Edison, Inc.	9,840,728
115,468	Dominion Energy, Inc.	5,886,559
50,650	DTE Energy Co.	5,587,708
273,795	NiSource, Inc.	7,627,929
Shares	Description	Value

	Multi-Utilities (Continued)
113,405	Public Service Enterprise Group, Inc.	$7,834,018
105,432	Sempra	7,552,094
46,110	WEC Energy Group, Inc.	3,810,530
		63,425,547
	Water Utilities — 2.5%
15,493	American Water Works Co., Inc.	1,895,104
102,202	Essential Utilities, Inc.	3,738,549
		5,633,653
	Total Common Stocks	227,899,913
	(Cost $234,484,544)
MONEY MARKET FUNDS — 0.2%
437,698	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.15% (b)	437,698
	(Cost $437,698)

	Total Investments — 100.0%	228,337,611
	(Cost $234,922,242)
	Net Other Assets and Liabilities — 0.0%	72,447
	Net Assets — 100.0%	$228,410,058

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of April 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of April 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 4/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 227,899,913	$ 227,899,913	$ —	$ —
Money Market Funds	437,698	437,698	—	—
Total Investments	$228,337,611	$228,337,611	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded AlphaDEX® Fund
Additional Information
April 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Source ICE Data Indices, LLC (“ICE Data”), is used with permission. “StrataQuant®” is a service/trade mark of ICE Data or its affiliates. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell®, Russell 1000®, and Russell 3000® are all registered trademarks of Frank Russell Company. Russell 1000® and Russell 3000® are being utilized in the Indices under license. These trademarks have been licensed, along with the StrataQuant® Consumer Discretionary Index, StrataQuant® Consumer Staples Index, StrataQuant® Energy Index, StrataQuant® Financials Index, StrataQuant® Health Care Index, StrataQuant® Industrials Index, StrataQuant® Materials Index, StrataQuant® Technology Index and the StrataQuant® Utilities Index (each, an “Index”) for use by First Trust Portfolios L.P. (“FTP”) in connection with the First Trust Consumer Discretionary AlphaDEX® Fund (FXD), First Trust Consumer Staples AlphaDEX® Fund (FXG), First Trust Energy AlphaDEX® Fund (FXN), First Trust Financials AlphaDEX® Fund (FXO), First Trust Health Care AlphaDEX® Fund (FXH), First Trust Industrials/Producer Durables AlphaDEX® Fund (FXR), First Trust Materials AlphaDEX® Fund (FXZ), First Trust Technology AlphaDEX® Fund (FXL) and the First Trust Utilities AlphaDEX® Fund (FXU), respectively (each, the “Product”). Neither FTP, First Trust Exchange-Traded AlphaDEX® Fund (the “Trust”) nor the Product, as applicable, is sponsored, endorsed, sold or promoted by ICE Data, its affiliates or its Third Party Suppliers (“ICE Data and its Suppliers”). ICE Data and its Suppliers make no representations or warranties regarding the advisability of investing in securities generally, in the Product particularly, the Trust or the ability of the Index to track general market performance. ICE Data’s only relationship to FTP is the licensing of certain trademarks and trade names and the Index or components thereof. The Index is determined, composed and calculated by ICE Data without regard to FTP or the Product or its holders. ICE Data has no obligation to take the needs of FTP or the holders of the Product into consideration in determining, composing or calculating the Index. ICE Data is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Product to be issued or in the determination or calculation of the equation by which the Product is to be priced, sold, purchased, or redeemed. Except for certain custom index calculation services, all information provided by ICE Data is general in nature and not tailored to the needs of FTP or any other person, entity or group of persons. ICE Data has no obligation or liability in connection with the administration, marketing, or trading of the Product. ICE Data is not an investment advisor. Inclusion of a security within an index is not a recommendation by ICE Data to buy, sell, or hold such security, nor is it considered to be investment advice.
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